Lease liabilities (Details Narrative)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Incremental borrowing, rates	2.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing, rates	2.60%	2.60%
Top of range [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing, rates	8.40%	8.40%